Income Taxes (Details) - Schedule of reconciliation of income tax rate	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of income tax rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Reduced tax rate under Israeli benefit programs	(1.50%)	(5.00%)	(4.30%)
Release of Exempt Profits (see below)	0.00%	0.00%	(16.00%)
Stock-based compensation expense	(4.00%)	(3.80%)	(16.10%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.00%	1.00%		(0.80%)
Earnings taxed under foreign law	0.80%	27.00%	24.70%
Valuation Allowance	(17.50%)	(44.80%)	(18.60%)
Changes in uncertain tax positions	(5.50%)	(3.80%)	(22.10%)
Effective Income Tax Rate Reconciliation, Deduction, Percent	(0.10%)	(0.30%)	0.00%
Other	1.70%	(0.10%)	(0.50%)
Effective income tax rate	(3.50%)	(6.80%)	(30.70%)